December 31, 2005

Annual Report for Delaware Medallion

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Please see important Prospectus Supplements in the back of this document.

Important Performance Information Regarding Your

Delaware Medallion I & II (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-2124.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge and cost of insurance (M&E 1.25%, Administration 0.15%) and, for adjusted returns, a portion of the $30 contract fee (may be lower in some jurisdictions) and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 7 years as follows: year 1-7%, year 2-7%, year 3-7%, year 4-6%, year 5-5%, year 6-4%, year 7-3%, year 8-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost for the optional rider was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-2124. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

05-0003 (a) 01/05

Product Performance Summary

Delaware Medallion I & II (AFLIAC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Medallion I & II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Delaware Group Premium Fund
Delaware VIP Balanced Series	7/28/88	4/30/92	2.23%	-1.18%	3.15%	3.15%	-4.43%	-2.34%	2.93%	2.93%
Delaware VIP Capital Reserves Series	7/28/88	4/30/92	0.37%	3.59%	3.76%	3.76%	-6.02%	2.65%	3.69%	3.69%
Delaware VIP Cash Reserve Series	7/28/88	4/22/92	1.26%	0.43%	2.06%	2.06%	-5.19%	-0.54%	2.01%	2.01%
Delaware VIP Emerging Markets Series	5/1/97	5/1/97	25.70%	24.53%	7.89%	7.78%	18.66%	24.07%	7.84%	7.84%
Delaware VIP Global Bond Series	5/1/96	5/1/96	-9.93%	7.59%	4.95%	4.95%	-15.63%	6.81%	4.93%	4.93%
Delaware VIP Growth Opportunities Series	7/12/91	4/9/92	9.84%	0.81%	8.50%	8.50%	2.62%	-0.52%	8.25%	8.25%
Delaware VIP High Yield Series	7/28/88	4/27/92	2.14%	6.76%	2.86%	2.86%	-4.45%	5.82%	2.66%	2.66%
Delaware VIP International Value Equity Series	10/29/92	10/29/92	11.30%	7.49%	8.19%	8.19%	4.04%	6.45%	7.94%	7.94%
Delaware VIP REIT Series	5/1/98	5/7/98	5.67%	14.87%	11.09%	11.11%	-1.01%	14.27%	11.08%	11.09%
Delaware VIP Select Growth Series	5/3/99	5/3/99	15.15%	-3.30%	-1.32%	-1.32%	8.01%	-4.36%	-1.91%	-1.91%
Delaware VIP Small Cap Value Series	12/27/93	1/2/94	7.89%	13.18%	11.68%	11.68%	0.85%	12.48%	11.52%	11.52%
Delaware VIP Trend Series	12/27/93	12/30/93	4.38%	0.34%	8.93%	8.93%	-2.51%	-0.97%	8.74%	8.74%
Delaware VIP U.S. Growth Series	11/16/99	11/16/99	13.04%	-6.10%	-5.02%	-5.02%	5.99%	-7.04%	-5.53%	-5.53%
Delaware VIP Value Series	7/28/88	4/27/92	4.54%	2.63%	7.28%	7.28%	-2.49%	1.19%	6.91%	6.91%

AIM Variable Insurance Funds
AIM V.I. Growth Fund	5/3/93	5/1/00	5.97%	-8.28%	2.72%	-12.25%	-0.72%	-9.15%	2.71%	-12.87%
AIM V.I. High Yield Fund	5/1/98	5/1/00	1.28%	4.05%	-0.37%	0.01%	-5.11%	3.18%	-0.38%	-0.64%
AIM V.I. International Growth Fund	5/5/93	5/1/00	16.28%	2.55%	5.99%	-1.85%	9.25%	1.60%	5.98%	-2.52%
AIM V.I. Premier Equity Fund	5/5/93	5/1/00	4.17%	-4.50%	4.46%	-7.69%	-2.45%	-5.45%	4.44%	-8.38%

The Alger American Fund
Alger American Leveraged AllCap Portfolio	1/25/95	5/1/00	12.84%	-2.89%	8.60%	-7.42%	5.82%	-3.80%	8.59%	-8.05%
Alger American MidCap Growth Portfolio	5/3/93	5/1/00	8.29%	2.41%	9.75%	1.21%	1.44%	1.44%	9.74%	0.52%
Alger American Small Capitalization Portfolio	9/21/88	5/1/00	15.25%	-1.23%	2.07%	-5.94%	8.24%	-2.14%	2.07%	-6.55%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Global Technology Portfolio	1/11/96	5/1/00	2.20%	-8.74%	4.49%	-14.57%	-4.27%	-9.62%	4.48%	-15.19%
AllianceBernstein Growth Portfolio	9/15/94	5/1/00	10.07%	-2.54%	6.80%	-5.73%	3.12%	-3.46%	6.80%	-6.37%
AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/00	3.13%	2.21%	9.68%	3.27%	-3.44%	1.21%	9.66%	2.58%
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/00	13.24%	-3.96%	7.28%	-7.52%	6.18%	-4.91%	7.26%	-8.20%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Delaware Medallion I & II (AFLIAC) continued

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Medallion I & II sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/00	3.32%	-2.02%	7.78%	-4.92%	-3.21%	-2.93%	7.77%	-5.56%
FT VIP Mutual Shares Securities Fund	11/8/96	5/1/00	9.01%	6.51%	8.74%	7.45%	2.10%	5.69%	8.73%	6.91%
FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/00	8.63%	1.94%	6.63%	2.07%	1.77%	0.99%	6.63%	1.41%
FT VIP Templeton Growth Securities Fund	3/15/94	5/1/00	7.34%	4.58%	7.94%	4.85%	0.57%	3.73%	7.93%	4.27%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	10/30/98	5/1/00	35.68%	17.01%	14.32%	7.23%	28.68%	16.47%	14.31%	6.70%
Pioneer Mid Cap Value VCT Portfolio	3/1/95	5/1/00	6.14%	9.53%	10.31%	10.60%	-0.57%	8.81%	10.30%	10.14%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Delaware Medallion I & II (FAFLIC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-2124.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge and cost of insurance (M&E 1.25%, Administration 0.15%) and, for adjusted returns, a portion of the $30 contract fee (may be lower in some jurisdictions) and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 7 years as follows: year 1-7%, year 2-7%, year 3-7%, year 4-6%, year 5-5%, year 6-4%, year 7-3%, year 8-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost for the optional rider was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-2124. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

05-0003 (b) 01/05

Product Performance Summary

Delaware Medallion I & II (FAFLIC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Medallion I & II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Delaware Group Premium Fund
Delaware VIP Balanced Series	7/28/88	4/20/94	2.23%	-1.17%	3.15%	3.15%	-4.44%	-2.35%	2.95%	2.95%
Delaware VIP Capital Reserves Series	7/28/88	6/23/94	0.37%	3.59%	3.76%	3.76%	-6.07%	2.61%	3.68%	3.68%
Delaware VIP Cash Reserve Series	7/28/88	4/7/94	1.25%	0.43%	2.08%	2.08%	-5.23%	-0.57%	2.02%	2.02%
Delaware VIP Emerging Markets Series	5/1/97	5/1/97	25.70%	24.53%	5.98%	5.98%	18.65%	24.07%	5.92%	5.92%
Delaware VIP Global Bond Series	5/1/96	5/1/96	-9.93%	7.59%	4.95%	4.95%	-15.63%	6.81%	4.94%	4.94%
Delaware VIP Growth Opportunities Series	7/12/91	4/20/94	9.84%	0.81%	8.50%	8.50%	2.65%	-0.47%	8.29%	8.29%
Delaware VIP High Yield Series	7/28/88	5/23/94	2.13%	6.76%	2.86%	2.86%	-4.53%	5.75%	2.58%	2.58%
Delaware VIP International Value Equity Series	10/29/92	4/20/94	11.30%	7.49%	8.19%	8.19%	4.10%	6.53%	7.96%	7.96%
Delaware VIP REIT Series	5/1/98	8/20/99	5.67%	14.87%	11.09%	15.28%	-1.01%	14.27%	11.08%	15.04%
Delaware VIP Select Growth Series	5/3/99	5/3/99	15.15%	-3.30%	-1.32%	-1.32%	8.02%	-4.38%	-1.90%	-1.90%
Delaware VIP Small Cap Value Series	12/27/93	5/11/94	7.89%	13.18%	11.68%	11.68%	0.83%	12.48%	11.52%	11.52%
Delaware VIP Trend Series	12/27/93	5/11/94	4.38%	0.34%	8.94%	8.94%	-2.47%	-0.92%	8.73%	8.73%
Delaware VIP U.S. Growth Series	11/16/99	11/16/99	13.04%	-6.10%	-5.02%	-5.02%	6.01%	-7.02%	-5.51%	-5.51%
Delaware VIP Value Series	7/28/88	5/1/94	4.54%	2.63%	7.28%	7.28%	-2.51%	1.18%	6.93%	6.93%

AIM Variable Insurance Funds
AIM V.I. Growth Fund	5/3/93	5/1/00	5.98%	-8.28%	2.72%	-12.25%	-0.72%	-9.15%	2.71%	-12.87%
AIM V.I. High Yield Fund	5/1/98	5/1/00	1.28%	4.05%	-0.37%	0.01%	-5.11%	3.18%	-0.38%	-0.64%
AIM V.I. International Growth Fund	5/5/93	5/1/00	16.29%	2.56%	5.99%	-1.84%	9.28%	1.62%	5.99%	-2.49%
AIM V.I. Premier Equity Fund	5/5/93	5/1/00	4.18%	-4.50%	4.46%	-7.69%	-2.43%	-5.42%	4.45%	-8.35%

The Alger American Fund
Alger American Leveraged AllCap Portfolio	1/25/95	5/1/00	12.85%	-2.89%	8.60%	-7.42%	5.82%	-3.80%	8.59%	-8.05%
Alger American MidCap Growth Portfolio	5/3/93	5/1/00	8.29%	2.41%	9.75%	1.21%	1.43%	1.44%	9.74%	0.52%
Alger American Small Capitalization Portfolio	9/21/88	5/1/00	15.24%	-1.23%	2.07%	-5.94%	8.24%	-2.14%	2.06%	-6.55%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Global Technology Portfolio	1/11/96	5/1/00	2.20%	-8.74%	4.49%	-14.58%	-4.27%	-9.62%	4.48%	-15.20%
AllianceBernstein Growth Portfolio	9/15/94	5/1/00	10.08%	-2.55%	6.80%	-5.73%	3.13%	-3.46%	6.80%	-6.36%
AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/00	3.13%	2.21%	9.68%	3.27%	-3.41%	1.24%	9.67%	2.61%
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/00	13.23%	-3.96%	7.28%	-7.52%	6.21%	-4.87%	7.27%	-8.16%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Delaware Medallion I & II (FAFLIC) continued

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Medallion I & II sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/00	3.32%	-2.02%	7.78%	-4.92%	-3.19%	-2.93%	7.77%	-5.55%
FT VIP Mutual Shares Securities Fund	11/8/96	5/1/00	9.01%	6.51%	8.74%	7.45%	2.10%	5.69%	8.72%	6.91%
FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/00	8.63%	1.93%	6.63%	2.07%	1.77%	0.99%	6.63%	1.41%
FT VIP Templeton Growth Securities Fund	3/15/94	5/1/00	7.34%	4.58%	7.94%	4.85%	0.56%	3.72%	7.93%	4.26%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	10/30/98	5/1/00	35.67%	17.01%	14.31%	7.21%	28.67%	16.47%	14.30%	6.70%
Pioneer Mid Cap Value VCT Portfolio	3/1/95	5/1/00	6.14%	9.53%	10.31%	10.60%	-0.57%	8.81%	10.30%	10.25%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Delaware Medallion III (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-2124.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge and cost of insurance (M&E 1.25%, Administration 0.15%) and, for adjusted returns, a portion of the $30 contract fee (may be lower in some jurisdictions) and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 7 years as follows: year 1-7%, year 2-6%, year 3-5%, year 4-4%, year 5-3%, year 6-2%, year 7-1%, year 8-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost for the optional rider was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-2124. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

05-0003 (c) 01/05

Product Performance Summary

Delaware Medallion III (AFLIAC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Medallion III sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Delaware Group Premium Fund
Delaware VIP Balanced Series	7/28/88	4/30/92	2.23%	-1.18%	3.15%	3.15%	-4.07%	-1.94%	2.93%	2.93%
Delaware VIP Capital Reserves Series	7/28/88	4/30/92	0.37%	3.59%	3.76%	3.76%	-5.67%	3.01%	3.69%	3.69%
Delaware VIP Cash Reserve Series	7/28/88	4/22/92	1.26%	0.43%	2.06%	2.06%	-4.83%	-0.14%	2.01%	2.01%
Delaware VIP Emerging Markets Series	5/1/97	5/1/97	25.70%	24.53%	7.89%	7.89%	18.66%	24.24%	7.84%	7.84%
Delaware VIP Global Bond Series	5/1/96	5/ 1/96	-9.93%	7.59%	4.96%	4.96%	-15.32%	7.12%	4.94%	4.94%
Delaware VIP Growth Opportunities Series	7/12/91	4/9/92	9.84%	0.81%	8.50%	8.50%	3.00%	-0.11%	8.25%	8.25%
Delaware VIP High Yield Series	7/28/88	4/27/92	2.14%	6.76%	2.86%	2.86%	-4.09%	6.14%	2.66%	2.66%
Delaware VIP International Value Equity Series	10/29/92	10/29/92	11.30%	7.49%	8.19%	8.19%	4.43%	6.76%	7.94%	7.94%
Delaware VIP REIT Series	5/1/98	5/7/98	5.67%	14.87%	11.10%	11.11%	-0.64%	14.50%	11.09%	11.10%
Delaware VIP Select Growth Series	5/3/99	5/3/99	15.15%	-3.30%	-1.32%	-1.32%	8.17%	-4.00%	-1.63%	-1.63%
Delaware VIP Small Cap Value Series	12/27/93	1/2/94	7.89%	13.18%	11.68%	11.68%	1.22%	12.60%	11.51%	11.51%
Delaware VIP Trend Series	12/27/93	12/30/93	4.38%	0.34%	8.93%	8.93%	-2.15%	-0.56%	8.74%	8.74%
Delaware VIP U.S. Growth Series	11/16/99	11/16/99	13.04%	-6.10%	-5.03%	-5.03%	6.27%	-6.66%	-5.24%	-5.24%
Delaware VIP Value Series	7/28/88	4/27/92	4.54%	2.63%	7.28%	7.28%	-2.12%	1.60%	6.91%	6.91%

AIM Variable Insurance Funds
AIM V.I. Growth Fund	5/3/93	5/1/00	5.97%	-8.28%	2.72%	-12.26%	-0.35%	-8.79%	2.71%	-12.57%
AIM V.I. High Yield Fund	5/1/98	5/1/00	1.28%	4.05%	-0.37%	0.01%	-4.75%	3.53%	-0.38%	-0.30%
AIM V.I. International Growth Fund	5/5/93	5/1/00	16.28%	2.55%	5.99%	-1.85%	9.34%	1.99%	5.98%	-2.18%
AIM V.I. Premier Equity Fund	5/5/93	5/1/00	4.17%	-4.50%	4.46%	-7.69%	-2.08%	-5.07%	4.44%	-8.07%

The Alger American Fund
Alger American Leveraged AllCap Portfolio	1/25/95	5/1/00	12.84%	-2.89%	8.60%	-7.42%	6.11%	-3.41%	8.59%	-7.73%
Alger American MidCap Growth Portfolio	5/3/93	5/1/00	8.29%	2.41%	9.75%	1.21%	1.81%	1.84%	9.74%	0.87%
Alger American Small Capitalization Portfolio	9/21/88	5/1/00	15.25%	-1.23%	2.07%	-5.94%	8.38%	-1.75%	2.07%	-6.23%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Global Technology Portfolio	1/11/96	5/1/00	2.20%	-8.74%	4.49%	-14.58%	-3.91%	-9.25%	4.48%	-14.91%
AllianceBernstein Growth Portfolio	9/15/94	5/1/00	10.07%	-2.54%	6.80%	-5.73%	3.51%	-3.07%	6.80%	-6.05%
AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/00	3.13%	2.21%	9.68%	3.27%	-3.08%	1.62%	9.66%	2.89%
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/00	13.24%	-3.96%	7.28%	-7.52%	6.45%	-4.53%	7.26%	-7.89%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Delaware Medallion III (AFLIAC) continued

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Medallion III sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/00	3.32%	-2.02%	7.78%	-4.92%	-2.84%	-2.55%	7.77%	-5.23%
FT VIP Mutual Shares Securities Fund	11/8/96	5/1/00	9.01%	6.51%	8.74%	7.45%	2.48%	6.01%	8.72%	7.17%
FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/00	8.63%	1.94%	6.63%	2.08%	2.15%	1.40%	6.63%	1.75%
FT VIP Templeton Growth Securities Fund	3/15/94	5/1/00	7.34%	4.58%	7.94%	4.85%	0.94%	4.07%	7.93%	4.56%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	10/30/98	5/1/00	35.68%	17.01%	14.33%	7.23%	28.67%	16.69%	14.32%	6.97%
Pioneer Mid Cap Value VCT Portfolio	3/1/95	5/1/00	6.14%	9.53%	10.31%	10.60%	-0.20%	9.09%	10.30%	10.36%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Delaware Medallion III (FAFLIC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-2124.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge and cost of insurance (M&E 1.25%, Administration 0.15%) and, for adjusted returns, a portion of the $30 contract fee (may be lower in some jurisdictions) and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 7 years as follows: year 1-7%, year 2-6%, year 3-5%, year 4-4%, year 5-3%, year 6-2%, year 7-1%, year 8-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost for the optional rider was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-2124. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

05-0003 (d) 01/05

Product Performance Summary

Delaware Medallion III (FAFLIC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Medallion III sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Delaware Group Premium Fund
Delaware VIP Balanced Series	7/28/88	4/30/92	2.23%	-1.17%	3.15%	3.15%	-4.08%	-1.95%	2.95%	2.95%
Delaware VIP Capital Reserves Series	7/28/88	4/30/92	0.37%	3.59%	3.76%	3.76%	-5.72%	2.97%	3.68%	3.68%
Delaware VIP Cash Reserve Series	7/28/88	4/22/92	1.25%	0.43%	2.08%	2.08%	-4.88%	-0.17%	2.02%	2.02%
Delaware VIP Emerging Markets Series	5/1/97	5/1/97	25.70%	24.53%	5.98%	5.98%	18.65%	24.24%	5.92%	5.92%
Delaware VIP Global Bond Series	5/1/96	5/ 1/96	-9.93%	7.59%	4.95%	4.95%	-15.32%	7.12%	4.94%	4.94%
Delaware VIP Growth Opportunities Series	7/12/91	4/9/92	9.84%	0.81%	8.50%	8.50%	3.03%	-0.07%	8.29%	8.29%
Delaware VIP High Yield Series	7/28/88	4/27/92	2.13%	6.76%	2.86%	2.86%	-4.18%	6.06%	2.58%	2.58%
Delaware VIP International Value Equity Series	10/29/92	10/29/92	11.30%	7.49%	8.19%	8.19%	4.49%	6.84%	7.96%	7.96%
Delaware VIP REIT Series	5/1/98	5/7/98	5.67%	14.87%	11.10%	15.29%	-0.64%	14.50%	11.09%	15.20%
Delaware VIP Select Growth Series	5/3/99	5/3/99	15.15%	-3.30%	-1.32%	-1.32%	8.18%	-3.99%	-1.62%	-1.62%
Delaware VIP Small Cap Value Series	12/27/93	1/2/94	7.89%	13.18%	11.68%	11.68%	1.21%	12.59%	11.52%	11.52%
Delaware VIP Trend Series	12/27/93	12/30/93	4.38%	0.34%	8.94%	8.94%	-2.11%	-0.52%	8.73%	8.73%
Delaware VIP U.S. Growth Series	11/16/99	11/16/99	13.04%	-6.10%	-5.03%	-5.03%	6.28%	-6.65%	-5.22%	-5.22%
Delaware VIP Value Series	7/28/88	4/27/92	4.54%	2.63%	7.28%	7.28%	-2.15%	1.59%	6.93%	6.93%

AIM Variable Insurance Funds
AIM V.I. Growth Fund	5/3/93	5/1/00	5.98%	-8.28%	2.72%	-12.26%	-0.35%	-8.79%	2.71%	-12.57%
AIM V.I. High Yield Fund	5/1/98	5/1/00	1.28%	4.05%	-0.37%	0.01%	-4.76%	3.53%	-0.38%	-0.30%
AIM V.I. International Growth Fund	5/5/93	5/1/00	16.29%	2.56%	5.99%	-1.84%	9.36%	2.02%	5.99%	-2.16%
AIM V.I. Premier Equity Fund	5/5/93	5/1/00	4.18%	-4.50%	4.46%	-7.69%	-2.06%	-5.04%	4.45%	-8.03%

The Alger American Fund
Alger American Leveraged AllCap Portfolio	1/25/95	5/1/00	12.85%	-2.89%	8.60%	-7.42%	6.11%	-3.41%	8.59%	-7.74%
Alger American MidCap Growth Portfolio	5/3/93	5/1/00	8.29%	2.41%	9.75%	1.21%	1.81%	1.84%	9.74%	0.86%
Alger American Small Capitalization Portfolio	9/21/88	5/1/00	15.24%	-1.23%	2.07%	-5.94%	8.38%	-1.74%	2.07%	-6.23%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Global Technology Portfolio	1/11/96	5/1/00	2.20%	-8.74%	4.49%	-14.59%	-3.91%	-9.26%	4.48%	-14.91%
AllianceBernstein Growth Portfolio	9/15/94	5/1/00	10.08%	-2.55%	6.80%	-5.73%	3.52%	-3.07%	6.80%	-6.04%
AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/00	3.13%	2.21%	9.68%	3.27%	-3.05%	1.65%	9.67%	2.93%
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/00	13.23%	-3.96%	7.28%	-7.52%	6.47%	-4.49%	7.27%	-7.84%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Delaware Medallion III (FAFLIC) continued

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Medallion III sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/00	3.32%	-2.02%	7.78%	-4.92%	-2.83%	-2.53%	7.77%	-5.22%
FT VIP Mutual Shares Securities Fund	11/8/96	5/1/00	9.01%	6.51%	8.74%	7.45%	2.48%	6.01%	8.72%	7.17%
FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/00	8.63%	1.93%	6.63%	2.07%	2.15%	1.40%	6.63%	1.75%
FT VIP Templeton Growth Securities Fund	3/15/94	5/1/00	7.34%	4.58%	7.94%	4.85%	0.93%	4.06%	7.93%	4.55%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	10/30/98	5/1/00	35.67%	17.01%	14.32%	7.22%	28.67%	16.68%	14.32%	6.96%
Pioneer Mid Cap Value VCT Portfolio	3/1/95	5/1/00	6.14%	9.53%	10.31%	10.60%	-0.20%	9.10%	10.30%	10.36%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Delaware Golden Medallion (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-2124.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge and cost of insurance (M&E 1.25%, Administration 0.15%) and, for adjusted returns, a portion of the $35 contract fee (may be lower in some jurisdictions) and the maximum contingent deferred per payment sales charge (CDSC), which declines from 8.5% to 0% over 9 years as follows: year 1-8.5%, year 2-8.5%, year 3-8.5%, year 4-8.5%, year 5-7.5%, year 6-6.5%, year 7-5.5%, year 8-3.5%, year 9-1.5%, year 10-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost for the optional rider was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-2124. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

05-0003 (e) 01/05

Product Performance Summary

Delaware Golden Medallion (AFLIAC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Golden Medallion sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Delaware Group Premium Fund
Delaware VIP Balanced Series	7/28/88	4/30/92	2.23%	-1.18%	3.15%	3.15%	-5.23%	-2.55%	3.06%	3.06%
Delaware VIP Capital Reserves Series	7/28/88	4/30/92	0.37%	3.59%	3.76%	3.76%	-6.97%	2.18%	3.65%	3.65%
Delaware VIP Cash Reserve Series	7/28/88	4/22/92	1.26%	0.43%	2.06%	2.06%	-6.16%	-0.97%	1.95%	1.95%
Delaware VIP Emerging Markets Series	5/1/97	5/1/97	25.70%	24.53%	7.89%	7.89%	17.14%	23.84%	7.67%	7.67%
Delaware VIP Global Bond Series	5/1/96	5/ 1/96	-9.93%	7.59%	4.96%	4.96%	-16.48%	6.41%	4.88%	4.88%
Delaware VIP Growth Opportunities Series	7/12/91	4/9/92	9.84%	0.81%	8.50%	8.50%	1.73%	-0.76%	8.36%	8.36%
Delaware VIP High Yield Series	7/28/88	4/27/92	2.14%	6.76%	2.86%	2.86%	-5.29%	5.53%	2.77%	2.77%
Delaware VIP International Value Equity Series	10/29/92	10/29/92	11.30%	7.49%	8.19%	8.19%	3.18%	6.25%	8.09%	8.09%
Delaware VIP REIT Series	5/1/98	5/7/98	5.67%	14.87%	11.10%	11.11%	-2.93%	13.92%	10.79%	10.80%
Delaware VIP Select Growth Series	5/3/99	5/3/99	15.15%	-3.30%	-1.32%	-1.32%	6.62%	-4.91%	-2.37%	-2.37%
Delaware VIP Small Cap Value Series	12/27/93	1/2/94	7.89%	13.18%	11.68%	11.68%	-0.07%	12.11%	11.57%	11.57%
Delaware VIP Trend Series	12/27/93	12/30/93	4.38%	0.34%	8.93%	8.93%	-3.49%	-1.40%	8.75%	8.75%
Delaware VIP U.S. Growth Series	11/16/99	11/16/99	13.04%	-6.10%	-5.03%	-5.03%	4.76%	-7.52%	-5.97%	-5.97%
Delaware VIP Value Series	7/28/88	4/27/92	4.54%	2.63%	7.28%	7.28%	-3.16%	1.10%	7.15%	7.15%

AIM Variable Insurance Funds
AIM V.I. Growth Fund	5/3/93	5/1/00	5.97%	-8.28%	2.72%	-12.26%	-1.76%	-9.61%	2.68%	-13.32%
AIM V.I. High Yield Fund	5/1/98	5/1/00	1.28%	4.05%	-0.37%	0.01%	-6.07%	2.71%	-0.79%	-1.02%
AIM V.I. International Growth Fund	5/5/93	5/1/00	16.28%	2.55%	5.99%	-1.85%	7.81%	1.12%	5.96%	-2.94%
AIM V.I. Premier Equity Fund	5/5/93	5/1/00	4.17%	-4.50%	4.46%	-7.69%	-3.54%	-6.02%	4.38%	-8.95%

The Alger American Fund
Alger American Leveraged AllCap Portfolio	1/25/95	5/1/00	12.84%	-2.89%	8.60%	-7.42%	4.60%	-4.28%	8.57%	-8.51%
Alger American MidCap Growth Portfolio	5/3/93	5/1/00	8.29%	2.41%	9.75%	1.21%	0.34%	0.92%	9.71%	0.04%
Alger American Small Capitalization Portfolio	9/21/88	5/1/00	15.25%	-1.23%	2.07%	-5.94%	6.88%	-2.59%	2.04%	-6.96%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Global Technology Portfolio	1/11/96	5/1/00	2.20%	-8.74%	4.49%	-14.58%	-5.31%	-10.14%	4.44%	-15.75%
AllianceBernstein Growth Portfolio	9/15/94	5/1/00	10.07%	-2.54%	6.80%	-5.73%	2.08%	-3.88%	6.78%	-6.75%
AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/00	3.13%	2.21%	9.68%	3.27%	-4.54%	0.65%	9.62%	2.02%
AllianceBernstein Large Cap Growth Portfolio	6/26/92	5/1/00	13.24%	-3.96%	7.28%	-7.52%	4.96%	-5.36%	7.25%	-8.63%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Delaware Golden Medallion (AFLIAC) continued

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Golden Medallion sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	5/1/00	3.32%	-2.02%	7.78%	-4.92%	-4.23%	-3.41%	7.75%	-6.00%
FT VIP Mutual Shares Securities Fund	11/8/96	5/1/00	9.01%	6.51%	8.74%	7.45%	1.03%	5.23%	8.70%	6.52%
FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/00	8.63%	1.94%	6.63%	2.08%	0.71%	0.53%	6.61%	0.98%
FT VIP Templeton Growth Securities Fund	3/15/94	5/1/00	7.34%	4.58%	7.94%	4.85%	-0.45%	3.27%	7.93%	3.88%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	10/30/98	5/1/00	35.68%	17.01%	14.33%	7.23%	27.15%	16.18%	14.10%	6.35%
Pioneer Mid Cap Value VCT Portfolio	3/1/95	5/1/00	6.14%	9.53%	10.31%	10.60%	-1.60%	8.40%	10.29%	9.81%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Delaware Golden Medallion (FAFLIC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-533-2124.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk charge and administrative charge and cost of insurance (M&E 1.40%, Administration 0.15%) and, for adjusted returns, a portion of the $30 contract fee (may be lower in some jurisdictions) and the maximum contingent deferred per payment sales charge (CDSC), which declines from 8.5% to 0% over 9 years as follows: year 1-8.5%, year 2-8.5%, year 3-8.5%, year 4-8.5%, year 5-7.5%, year 6-6.5%, year 7-5.5%, year 8-3.5%, year 9-1.5%, year 10-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost for the optional rider was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-2124. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

05-0003 (f) 01/05

Product Performance Summary

Delaware Golden Medallion (FAFLIC)

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Golden Medallion sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Delaware Group Premium Fund
Delaware VIP Balanced Series	7/28/88	7/10/01	2.07%	-1.32%	2.99%	0.25%	-5.36%	-2.68%	1.81%	-1.29%
Delaware VIP Capital Reserves Series	7/28/88	7/10/01	0.22%	3.44%	3.62%	2.97%	-7.25%	1.88%	2.03%	1.22%
Delaware VIP Cash Reserve Series	7/28/88	7/10/01	1.10%	0.28%	1.99%	-0.08%	-6.31%	-1.13%	0.48%	-1.67%
Delaware VIP Emerging Markets Series	5/1/97	7/10/01	25.51%	24.34%	7.74%	25.85%	16.98%	23.67%	6.09%	25.06%
Delaware VIP Global Bond Series	5/1/96	7/10/01	-10.07%	7.42%	4.80%	9.91%	-16.60%	6.24%	3.54%	8.65%
Delaware VIP Growth Opportunities Series	7/12/91	7/10/01	9.68%	0.66%	8.34%	5.42%	1.72%	-0.71%	7.23%	3.95%
Delaware VIP High Yield Series	7/28/88	7/10/01	1.98%	10.10%	4.40%	9.26%	-5.47%	9.00%	2.87%	7.92%
Delaware VIP International Value Equity Series	10/29/92	7/10/01	11.13%	7.33%	8.04%	10.99%	3.06%	6.13%	6.76%	9.76%
Delaware VIP REIT Series	5/1/98	7/10/01	5.51%	14.70%	10.94%	15.54%	-2.30%	13.67%	9.63%	14.33%
Delaware VIP Select Growth Series	5/3/99	7/10/01	14.98%	-3.45%	-1.47%	1.60%	6.63%	-4.77%	-2.56%	0.07%
Delaware VIP Small Cap Value Series	12/27/93	7/10/01	7.72%	13.01%	11.76%	13.51%	-0.17%	11.97%	10.52%	12.29%
Delaware VIP Trend Series	12/27/93	7/10/01	4.22%	0.19%	8.99%	4.03%	-3.54%	-1.37%	7.86%	2.24%
Delaware VIP U.S. Growth Series	11/16/99	7/10/01	12.87%	-6.24%	-5.17%	-1.74%	4.68%	-7.53%	-6.41%	-3.23%
Delaware VIP Value Series	7/28/88	7/10/01	4.38%	2.48%	7.13%	3.77%	-3.19%	1.09%	6.01%	2.22%

AIM Variable Insurance Funds
AIM V.I. Growth Fund	5/3/93	7/10/01	5.82%	-8.41%	2.57%	-2.07%	-1.89%	-9.70%	1.59%	-3.58%
AIM V.I. High Yield Fund	5/1/98	7/10/01	1.12%	3.90%	-0.52%	5.45%	-6.24%	2.52%	-1.79%	3.96%
AIM V.I. International Growth Fund	5/5/93	7/10/01	16.11%	2.40%	5.84%	7.29%	7.69%	1.01%	4.67%	5.90%
AIM V.I. Premier Equity Fund	5/5/93	7/10/01	4.02%	-4.65%	4.31%	-2.79%	-3.67%	-6.12%	3.22%	-4.45%

The Alger American Fund
Alger American Leveraged AllCap Portfolio	1/25/95	7/10/01	12.67%	-3.03%	8.44%	0.53%	4.33%	-4.57%	7.42%	-1.22%
Alger American MidCap Growth Portfolio	5/3/93	7/10/01	8.12%	2.25%	9.59%	4.53%	0.21%	0.80%	8.44%	2.92%
Alger American Small Capitalization Portfolio	9/21/88	7/10/01	15.07%	-1.38%	1.92%	5.52%	6.72%	-2.73%	0.61%	4.05%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Global Technology Portfolio	1/11/96	7/10/01	2.04%	-8.88%	4.33%	-4.44%	-5.36%	-10.14%	3.46%	-5.89%
AllianceBernstein Growth Portfolio	9/15/94	7/10/01	9.91%	-2.69%	6.65%	2.19%	1.94%	-4.02%	5.72%	0.66%
AllianceBernstein Growth and Income Portfolio	1/14/91	7/10/01	2.98%	0.19%	8.51%	1.88%	-4.77%	-1.46%	7.42%	0.00%
AllianceBernstein Large Cap Growth Portfolio	6/26/92	7/10/01	13.06%	-4.10%	7.12%	-0.65%	4.79%	-5.49%	6.21%	-2.25%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Delaware Golden Medallion (FAFLIC) continued

Average Annual Total Returns as of 12/31/05

The average annual total returns for the Delaware Golden Medallion sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small-Mid Cap Growth Securities Fund	11/1/95	7/10/01	3.16%	-2.17%	7.62%	2.02%	-4.32%	-3.50%	6.61%	0.49%
FT VIP Mutual Shares Securities Fund	11/8/96	7/10/01	8.84%	6.35%	7.89%	5.00%	0.83%	5.02%	6.65%	3.37%
FT VIP Templeton Foreign Securities Fund	5/1/92	7/10/01	8.46%	1.78%	6.47%	4.92%	0.50%	0.31%	5.29%	3.31%
FT VIP Templeton Growth Securities Fund	3/15/94	7/10/01	7.18%	4.43%	7.78%	5.67%	-0.60%	3.09%	6.59%	4.21%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	10/30/98	7/10/01	35.46%	10.67%	9.92%	21.47%	26.93%	9.59%	8.87%	20.57%
Pioneer Mid Cap Value VCT Portfolio	3/1/95	7/10/01	5.97%	9.37%	9.31%	9.75%	-1.72%	8.26%	8.02%	8.47%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

440 Lincoln Street, Worcester, MA 01653, Phone 508-855-1000, Fax 508-853-6332, www.allmerica.com

THE ALLMERICA COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Opus Investment Management, Inc. • AMGRO, Inc. • Financial Profiles, Inc. • VeraVest Investments, Inc.

Allmerica Financial Life Insurance and Annuity Company • First Allmerica Financial Life Insurance Company

AR-MED (12/05)